Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
29	Condensed financial information of the parent company

The Group’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Group’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenues are conducted and generated in China, all of the Group’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Group’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Group.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Group uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Group, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

On January 8, 2014, the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

	December 31, 2023	December 31, 2024
	RMB	RMB
Assets

Cash and cash equivalents	12,927,318	5,011,068
investment securities	5,305,137	-
Investments in subsidiaries	392,559,403	3,865,503,139
Other assets	196,071,985	203,820,467

Total assets	606,863,843	4,074,334,674

Liabilities and shareholders’ equity

Accrued employee benefits	425,994	437,958
Other operating liabilities	12,485,706	16,338,215

Total liabilities	12,911,700	16,776,173

Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	916,743	916,743
Treasury stock	(101,277,607)	(122,897,896)
Additional paid-in capital	705,422,445	727,042,734
Retained earnings	(16,951,566)	3,461,317,652
Accumulated other comprehensive losses	5,842,128	(8,820,732)

Total shareholders’ equity	593,952,143	4,057,558,501

Total liabilities and shareholders’ equity	606,863,843	4,074,334,674

Condensed statements of comprehensive income

	Year ended December 31
	2023	2024
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	-
Interest on deposits with banks	11,254	-

Total interest and fees income	11,254	-

Equity in earnings of subsidiaries	-	51,677,272
Equity in earnings of subsidiaries	-	51,677,272

Realized gains/(losses) on sales of investments, net	(5,691,380)	(5,305,137)
Other (losses)/gains, net	987,920	(479)

Total non-interest income/(losses)	(4,703,460)	(5,305,616)

Operating expenses
Employee compensation and benefits	(892,811)	(880,653)
Other expenses	(3,421,797)	(7,706,556)

Total operating expenses	(4,314,608)	(8,587,209)

Income/(losses) before income tax expense	(9,006,814)	37,784,446

Net income/(losses)	(9,006,814)	37,784,446

Other comprehensive income
Foreign currency translation adjustment	6,457,187	524,149

Comprehensive income/ (losses)	(2,549,627)	38,308,595

Condensed statements of cash flows

	Year ended December 31
	2023	2024
	RMB	RMB
Cash flows from operating activities:

Net income/(losses)	(9,006,814)	37,784,446
Other operating assets	22,579,797	(50,089,318)
Other operating liabilities	1,463,075	3,864,473

Net cash provided by/(used in) operating activities	15,036,058	(8,440,399)

Cash flows from financing activities:

Repurchase of ordinary shares	(13,646,132)	-

Net cash used in financing activities	(13,646,132)	-

Net (decrease)/ increase in cash and cash equivalents	1,389,926	(8,440,399)
Cash and cash equivalents at the beginning of year	5,080,204	12,927,318
Effect of exchange rate change on cash and cash equivalents	6,457,188	524,149

Cash and cash equivalents at the end of year	12,927,318	5,011,068